Share capital	3 Months Ended
Mar. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital

Authorized:
Unlimited common shares with no par value
Issued and outstanding:
	Number of shares	Amount
	#	$
Balance – December 31, 2024	30,255,955	253,295
Exercise of stock options	6,051	316
Issuance of common shares under employee share purchase plan	6,529	283
Release of restricted share units	16,994	719
Purchase of common shares held for cancellation (i)	(307,178)	(2,326)
Balance – March 31, 2025	29,978,351	252,287
(i) On May 6, 2024, the Company renewed its normal course issuer bid (“NCIB”) to repurchase and cancel up to 1,764,037 of its common shares, representing approximately 10% of the public float, over the 12-month period commencing May 20, 2024, and ending no later than May 19, 2025. The amounts paid in excess of the average book value of the common shares are charged to deficit. During the three months ended March 31, 2025, the Company repurchased a total of 307,178 common shares for cancellation at an average price of $30.62 (C$43.96) per common share for total cash consideration of $9,407 including transaction costs.

In connection with the NCIB, the Company entered into an automatic share purchase plan (“ASPP”) with a designated broker for the purpose of allowing the Company to purchase its common shares under the NCIB during self-imposed trading blackout periods. Under the ASPP, the broker is authorized to repurchase common shares during blackout periods, without consultation with the Company, on predefined terms, including share price, time period and subject to other limitations imposed by the Company and subject to rules and policies of the TSX and applicable securities laws, such as a daily purchase restriction.

A liability, representing the maximum amount that the Company could be required to pay the designated broker under the ASPP, was recorded for $15,996 as at March 31, 2025. The offsetting amount to the liability has been recorded within deficit.